Investment Objectives and Goals - Optimum Fund Trust Classes A, C, Institutional	Mar. 31, 2026
Optimum Large Cap Growth Fund
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Optimum Large Cap Growth Fund seeks long-term growth of capital.
Optimum Small-Mid Cap Growth Fund
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Optimum Small-Mid Cap Growth Fund seeks long-term growth of capital.
Optimum Small-Mid Cap Value Fund
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Optimum Small-Mid Cap Value Fund seeks long-term growth of capital.
Optimum International Fund
Prospectus [Line Items]
Objective [Heading]	What are the Fund’s investment objectives?
Objective, Primary [Text Block]	Optimum International Fund seeks long-term growth of capital. The Fund may also seek income.
Optimum Fixed Income Fund
Prospectus [Line Items]
Objective [Heading]	What are the Fund’s investment objectives?
Objective, Primary [Text Block]	Optimum Fixed Income Fund seeks a high level of income. The Fund may also seek growth of capital.
Optimum Large Cap Value Fund
Prospectus [Line Items]
Objective [Heading]	What are the Fund’s investment objectives?
Objective, Primary [Text Block]	Optimum Large Cap Value Fund seeks long-term growth of capital. The Fund may also seek income.